Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–50.52%
Fannie Mae Grantor Trust,
IO, 0.62%, 11/25/2040(a)	$1,707,956	$3,551
0.38%, 12/25/2041(a)	10,042,790	162,701
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(b)	631,094	76,341
7.50%, 11/25/2029(b)	28,303	3,511
6.00%, 12/25/2032 - 08/25/2035(b)	832,418	110,021
5.50%, 11/25/2033 - 06/25/2035(b)	705,744	101,735
Fannie Mae REMICs,
IO, 2.14% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(b)(c)	25,522	678
2.44%, 11/18/2031 - 12/18/2031(b)(c)	88,979	8,024
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(c)	1,769	165
2.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(c)	20,421	1,799
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(c)	41,300	3,894
2.64%, 03/25/2032 - 04/25/2032(b)(c)	60,109	6,000
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(c)	26,545	1,855
2.34% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(c)	18,649	1,944
2.54%, 07/25/2032 - 09/25/2032(b)(c)	82,809	8,924
2.64%, 12/18/2032(b)(c)	66,856	5,280
2.74% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(b)(c)	247,464	23,892
2.79%, 02/25/2033 - 05/25/2033(b)(c)	139,874	19,306
7.00%, 03/25/2033 - 04/25/2033(b)	344,686	42,321
2.09% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(b)(c)	113,143	11,818
0.59%, 03/25/2035 - 07/25/2038(b)(c)	101,606	6,009
1.29%, 03/25/2035 - 05/25/2035(b)(c)	125,419	4,534
1.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(c)	213,782	12,413
Principal Amount		Value
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(c)	$397,211	$31,299
1.77% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(b)(c)	438,938	19,192
1.08% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(b)(c)	636,284	50,814
4.00%, 04/25/2041(b)	621,242	58,036
1.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(c)	108,139	7,876
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(c)	318,008	33,285
7.00%, 07/25/2026	2,081	2,072
4.00%, 08/25/2026 - 03/25/2041	66,969	63,621
6.50%, 10/25/2028 - 04/25/2029	43,501	43,879
6.00%, 05/25/2031 - 01/25/2032	83,465	85,241
6.46%, 04/25/2032 - 12/25/2032(c)	70,726	71,434
5.96% (30 Day Average SOFR + 0.61%), 10/18/2032(c)	27,122	26,988
5.96% (30 Day Average SOFR + 0.61%), 12/25/2032(c)	47,386	45,604
5.86% (30 Day Average SOFR + 0.51%), 11/25/2033(c)	25,063	24,966
4.54% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	114,756	138,086
4.17% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	106,653	120,569
6.40% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	55,051	55,580
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	16,215	16,909
5.00%, 09/01/2052 - 03/01/2053	31,685,736	31,262,025
4.50%, 10/01/2052	15,456,471	15,025,754
Federal National Mortgage Association,
7.50%, 03/01/2033	9,230	9,474
7.00%, 12/01/2033	10,075	10,416
5.50%, 02/01/2035 - 03/01/2053	31,955,895	32,109,709
4.50%, 07/01/2052	17,421,752	16,904,391

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.64%, 02/25/2026(a)	$3,854,393	$25,566
Series K735, Class X1, IO, 0.96%, 05/25/2026(a)	6,543,025	82,657
Series K093, Class X1, IO, 0.94%, 05/25/2029(a)	43,896,239	1,607,823
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(b)	95,351	9,921
6.50%, 02/01/2028 - 06/01/2031(b)	26,109	3,033
7.50%, 12/15/2029(b)	32,503	3,948
6.00%, 12/15/2032(b)	59,941	6,555
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	44,201	45,587
5.90% (30 Day Average SOFR + 0.56%), 02/15/2029(c)	3,778	3,762
6.10% (30 Day Average SOFR + 0.76%), 07/15/2029(c)	5,624	5,621
6.45%, 02/15/2032 - 03/15/2032(c)	144,477	145,199
3.50%, 05/15/2032	43,059	41,852
5.95% (30 Day Average SOFR + 0.61%), 01/15/2033(c)	4,283	4,276
4.76% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	80,926	98,717
4.00%, 06/15/2038	51,962	49,419
3.00%, 05/15/2040	1	1
IO, 7.00%, 03/15/2028 - 04/15/2028(b)	18,993	1,561
3.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(c)	24	0
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(b)(c)	30,350	1,762
3.50% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(b)(c)	10,381	443
1.60% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(b)(c)	169,600	10,294
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(c)	307,906	16,481
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(c)	17,290	940
1.27%, 05/15/2035(b)(c)	472,202	32,928
0.70% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(b)(c)	248,088	10,945
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(c)	93,098	9,075
Principal Amount		Value
0.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(c)	$44,015	$3,751
0.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(c)	182,310	15,667
0.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(c)	79,870	6,114
Government National Mortgage Association,
ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(c)	375	370
7.00%, 01/15/2028 - 01/20/2030	62,719	63,398
8.00%, 01/15/2028 - 09/15/2028	40,792	41,315
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(b)(c)	309,737	22,005
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(c)	493,019	29,860
TBA, 5.50%, 08/01/2054(d)	42,500,000	42,634,992
6.00%, 08/01/2054(d)	335,340,000	339,322,890
Uniform Mortgage-Backed Securities, TBA, 6.00%, 08/01/2054(d)	310,500,000	314,951,573
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $795,077,092)		796,144,237

U.S. Dollar Denominated Bonds & Notes–35.69%
Argentina–0.28%
Argentine Republic Government International Bond, 1.75%, 07/09/2030(e)	1,656,000	896,724
Telecom Argentina S.A., 9.50%, 07/18/2031(f)	2,480,000	2,460,490
YPF S.A., 8.50%, 07/28/2025(f)	1,026,000	1,024,198
		4,381,412
Australia–0.22%
QBE Insurance Group Ltd., 6.75%, 12/02/2044(f)(g)	3,450,000	3,454,953
Belgium–0.25%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(f)	4,200,000	4,008,417
Brazil–0.83%
Brazilian Government International Bond, 6.13%, 01/22/2032	5,500,000	5,480,020
CSN Inova Ventures, 6.75%, 01/28/2028(f)	325,000	314,394
Minerva (Luxembourg) S.A., 4.38%, 03/18/2031(f)	1,600,000	1,347,054
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Brazil–(continued)
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(f)	$4,745,000	$4,495,556
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,514,184
		13,151,208
Canada–1.83%
1375209 BC Ltd., 9.00%, 01/30/2028(f)(h)	797,000	758,500
Baytex Energy Corp., 7.38%, 03/15/2032(f)	223,000	227,870
Brookfield Finance, Inc., 5.97%, 03/04/2054	1,842,000	1,888,529
Constellation Software, Inc., 5.16%, 02/16/2029(f)(h)	1,223,000	1,243,452
Element Fleet Management Corp.,
5.64%, 03/13/2027(f)(h)	6,900,000	6,995,533
6.32%, 12/04/2028(f)(h)	3,603,000	3,781,536
Enbridge, Inc., 7.38%, 01/15/2083(g)	6,974,000	7,032,972
Hudbay Minerals, Inc., 6.13%, 04/01/2029(f)(h)	623,000	623,406
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(f)(h)	421,000	424,978
New Gold, Inc., 7.50%, 07/15/2027(f)	629,000	636,849
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(f)	616,000	619,857
Ritchie Bros. Holdings, Inc.,
6.75%, 03/15/2028(f)	296,000	302,592
7.75%, 03/15/2031(f)	579,000	609,545
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(g)	3,545,000	3,473,552
Wrangler Holdco Corp., 6.63%, 04/01/2032(f)	190,000	190,848
		28,810,019
Chile–0.35%
AES Andes S.A., 6.35%, 10/07/2079(f)(g)	1,011,000	999,195
Banco del Estado de Chile, 7.95%(f)(g)(i)	1,003,000	1,040,038
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(f)	3,500,000	3,459,621
		5,498,854
China–0.10%
Prosus N.V., 3.26%, 01/19/2027(f)	1,720,000	1,623,792
Colombia–0.45%
Ecopetrol S.A.,
5.38%, 06/26/2026	3,500,000	3,459,730
8.63%, 01/19/2029	3,450,000	3,662,223
		7,121,953
	Principal Amount	Value
Czech Republic–0.04%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(f)	$604,000	$628,968
Denmark–0.13%
Danske Bank A/S, 0.98%, 09/10/2025(f)(g)	2,137,000	2,126,302
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(f)(h)	2,055,000	2,121,726
Dominican Republic International Bond,
4.50%, 01/30/2030(f)	720,000	671,553
4.88%, 09/23/2032(f)	1,200,000	1,101,827
		3,895,106
Finland–0.04%
Amer Sports Co., 6.75%, 02/16/2031(f)(h)	617,000	614,118
France–0.78%
BNP Paribas S.A.,
7.38%(f)(g)(i)	3,450,000	3,472,484
7.75%(f)(g)(i)	1,750,000	1,806,871
Electricite de France S.A., 9.13%(f)(g)(i)	2,334,000	2,591,748
Iliad Holding S.A.S.,
6.50%, 10/15/2026(f)	75,000	75,229
7.00%, 10/15/2028(f)	1,347,000	1,351,824
8.50%, 04/15/2031(f)	416,000	433,681
Societe Generale S.A., 10.00%(f)(g)(i)	2,400,000	2,539,956
		12,271,793
Germany–0.42%
Bayer US Finance LLC,
6.13%, 11/21/2026(f)	4,073,000	4,154,021
6.88%, 11/21/2053(f)	1,443,000	1,526,345
ZF North America Capital, Inc.,
6.88%, 04/14/2028(f)	738,000	756,975
7.13%, 04/14/2030(f)	151,000	156,880
		6,594,221
Guatemala–0.22%
Millicom International Cellular S.A., 7.38%, 04/02/2032(f)	3,450,000	3,465,453
Hong Kong–0.66%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(f)	9,250,000	9,105,604
5.38%, 12/04/2029(f)	1,109,000	1,002,252
7.63%, 04/17/2032(f)	229,000	228,192
		10,336,048
India–0.81%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(f)	1,840,000	1,740,618
JSW Steel Ltd., 3.95%, 04/05/2027(f)	4,260,000	4,046,169
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
India–(continued)
Muthoot Finance Ltd., 7.13%, 02/14/2028(f)	$3,450,000	$3,514,154
Network i2i Ltd., 5.65%(f)(g)(i)	3,450,000	3,454,106
		12,755,047
Indonesia–0.63%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(f)	6,390,000	6,316,952
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(f)	3,700,000	3,601,375
		9,918,327
Iraq–0.05%
Iraq International Bond, 5.80%, 01/15/2028(f)	787,500	747,517
Ireland–0.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(g)	925,000	935,752
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,759,293
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(f)(j)	377,253	368,032
Series 119, 0.00%, 04/30/2025(f)(j)	401,352	391,542
Series 120, 0.00%, 04/30/2025(f)(j)	502,393	490,113
Series 122, 0.00%, 04/30/2025(f)(j)	440,169	429,411
Series 124, 0.00%, 04/30/2025(f)(j)	353,541	344,900
Series 126, 0.00%, 04/30/2025(f)	395,503	385,836
Series 127, 0.00%, 04/30/2025(f)(j)	458,109	446,911
0.00%, 04/30/2025(f)(j)	359,540	350,751
GGAM Finance Ltd., 6.88%, 04/15/2029(f)(h)	625,000	640,584
		6,543,125
Italy–0.04%
Telecom Italia Capital S.A., 6.38%, 11/15/2033(h)	660,000	643,881
Macau–0.69%
MGM China Holdings Ltd., 5.88%, 05/15/2026(f)(h)	4,250,000	4,205,893
Studio City Finance Ltd., 5.00%, 01/15/2029(f)(h)	1,300,000	1,159,284
Wynn Macau Ltd.,
4.88%, 10/01/2024(f)	2,840,000	2,831,976
5.63%, 08/26/2028(f)	1,037,000	982,976
5.63%, 08/26/2028(f)	1,725,000	1,635,134
		10,815,263
	Principal Amount	Value
Mexico–1.42%
Banco Mercantil del Norte S.A., 8.38%(f)(g)(i)	$1,850,000	$1,904,362
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(f)	2,850,000	2,295,966
6.99%, 02/20/2032(f)	763,000	578,289
CEMEX Materials LLC, 7.70%, 07/21/2025(f)	3,500,000	3,574,537
CEMEX S.A.B. de C.V., 5.13%(f)(g)(i)	2,487,000	2,429,936
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(f)	2,450,000	2,249,268
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(f)	3,064,000	2,443,960
Petroleos Mexicanos,
6.50%, 03/13/2027	3,500,000	3,368,299
8.75%, 06/02/2029	3,500,000	3,476,174
		22,320,791
Netherlands–0.75%
ING Groep N.V.,
6.50%(g)(h)(i)	5,000,000	4,987,075
5.75%(g)(i)	7,100,000	6,888,057
		11,875,132
Nigeria–0.27%
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(f)	2,750,000	2,686,227
Nigeria Government International Bond, 8.38%, 03/24/2029(f)	1,720,000	1,621,448
		4,307,675
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(f)	1,750,000	1,565,407
Peru–0.08%
Petroleos del Peru S.A., 4.75%, 06/19/2032(f)	1,725,000	1,300,052
South Africa–0.20%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	3,450,000	3,226,300
Supranational–0.12%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	1,800,000	1,830,749
Sweden–0.28%
Stena International S.A.,
7.25%, 01/15/2031(f)	620,000	634,850
7.63%, 02/15/2031(f)	344,000	354,009
Swedbank AB, Series NC5, 5.63%(f)(g)(i)	3,400,000	3,399,150
		4,388,009
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Switzerland–1.65%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(f)(g)	$11,435,000	$11,401,701
Credit Suisse Group AG, 6.25%(f)(g)(i)(k)	7,385,000	886,200
UBS Group AG, 6.88%(f)(g)(i)	3,500,000	3,493,438
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(f)(g)	10,500,000	10,251,754
		26,033,093
Turkey–0.13%
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(f)	1,970,000	2,012,055
United Kingdom–1.77%
abrdn PLC, 4.25%, 06/30/2028(f)	1,825,000	1,705,184
B.A.T Capital Corp., 6.00%, 02/20/2034(h)	1,917,000	1,995,438
British Telecommunications PLC, 4.25%, 11/23/2081(f)(g)	10,650,000	10,157,447
M&G PLC, 6.50%, 10/20/2048(f)(g)	925,000	942,583
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(f)	577,000	599,262
NatWest Group PLC, 6.00%(g)(h)(i)	1,650,000	1,632,829
Rolls-Royce PLC, 3.63%, 10/14/2025(f)	930,000	908,774
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(f)	1,344,000	1,252,799
Vodafone Group PLC,
3.25%, 06/04/2081(g)	6,876,000	6,497,005
4.13%, 06/04/2081(g)(h)	1,605,000	1,415,390
Zegona Finance PLC, 8.63%, 07/15/2029(f)(h)	715,000	731,132
		27,837,843
United States–19.13%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)	614,000	623,571
AES Corp. (The), 7.60%, 01/15/2055(g)	4,929,000	5,017,574
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(f)	591,000	599,139
Air Lease Corp., Series B, 4.65%(g)(i)	660,000	638,715
Aircastle Ltd., 5.25%(f)(g)(i)	1,273,000	1,250,498
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(f)(h)	4,445,000	4,456,708
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(f)	622,000	633,606
Principal Amount		Value
United States–(continued)
Allison Transmission, Inc., 3.75%, 01/30/2031(f)(h)	$2,159,000	$1,924,368
AMC Networks, Inc., 10.25%, 01/15/2029(f)	60,000	59,336
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(f)	4,141,667	4,117,538
5.75%, 04/20/2029(f)(h)	1,898,000	1,856,555
American Express Co., 6.34%, 10/30/2026(g)	4,900,000	4,972,983
Ares Capital Corp., 5.88%, 03/01/2029(h)	4,461,000	4,478,174
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(f)	575,000	578,438
Bath & Body Works, Inc., 6.75%, 07/01/2036	650,000	651,223
Becton, Dickinson and Co., 3.79%, 05/20/2050(h)	3,307,000	2,561,897
Berry Global, Inc., 5.65%, 01/15/2034(f)	1,784,000	1,791,639
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(f)(h)	538,000	553,020
7.25%, 07/15/2032(f)	380,000	395,765
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(f)	322,000	307,446
Boeing Co. (The), 4.88%, 05/01/2025	3,500,000	3,475,849
BP Capital Markets PLC, 4.88%(g)(h)(i)	1,295,000	1,227,494
Brink’s Co. (The), 6.75%, 06/15/2032(f)	615,000	627,393
Cardinal Health, Inc., 5.13%, 02/15/2029	3,450,000	3,499,672
Carnival Corp.,
6.00%, 05/01/2029(f)(h)	380,000	379,314
10.50%, 06/01/2030(f)	585,000	636,196
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(f)	22,000	23,797
Carriage Services, Inc., 4.25%, 05/15/2029(f)(h)	1,564,000	1,418,227
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(f)(h)	188,000	181,324
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(f)	3,868,000	3,466,012
4.50%, 08/15/2030(f)	4,619,000	4,047,615
4.50%, 05/01/2032	303,000	253,934
4.25%, 01/15/2034(f)	768,000	607,268
Charles Schwab Corp. (The), 6.20%, 11/17/2029(g)	3,889,000	4,077,964
Cheniere Energy, Inc., 5.65%, 04/15/2034(f)	1,800,000	1,830,229
Citigroup, Inc., Series CC, 7.13%(g)(i)	650,000	652,117
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Clearway Energy Operating LLC,
4.75%, 03/15/2028(f)(h)	$306,000	$293,980
3.75%, 02/15/2031(f)	363,000	321,792
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(f)(h)	297,000	299,390
7.00%, 03/15/2032(f)(h)	616,000	618,996
6.25%, 10/01/2040	373,000	323,068
Cloud Software Group, Inc., 6.50%, 03/31/2029(f)	444,000	433,094
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(f)(h)	641,000	639,645
Community Health Systems, Inc.,
8.00%, 12/15/2027(f)	1,627,000	1,629,717
5.25%, 05/15/2030(f)	532,000	464,547
4.75%, 02/15/2031(f)	354,000	291,601
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(f)	605,000	624,097
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(f)(h)	616,000	632,966
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(f)	879,000	921,083
Cox Communications, Inc., 2.95%, 10/01/2050(f)	2,720,000	1,682,508
CVR Energy, Inc., 8.50%, 01/15/2029(f)	919,000	935,261
DaVita, Inc., 3.75%, 02/15/2031(f)	448,000	388,022
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(f)	1,005,000	1,002,108
8.63%, 03/15/2029(f)	310,000	322,251
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,896,983
Directv Financing LLC, 8.88%, 02/01/2030(f)	119,000	119,261
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(f)	189,000	182,148
Diversified Healthcare Trust, 0.00%, 01/15/2026(f)(j)	975,000	863,302
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(f)(h)	627,000	595,480
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(f)	1,268,000	1,293,389
Encompass Health Corp.,
4.50%, 02/01/2028	684,000	661,780
4.63%, 04/01/2031	99,000	92,321
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(f)	583,000	615,165
Principal Amount		Value
United States–(continued)
Energy Transfer L.P.,
8.00%, 05/15/2054(g)(h)	$1,868,000	$1,989,839
7.13%, 10/01/2054(g)	9,660,000	9,699,007
EnerSys,
4.38%, 12/15/2027(f)	335,000	321,902
6.63%, 01/15/2032(f)	286,000	291,497
Enpro, Inc., 5.75%, 10/15/2026	623,000	620,981
Entergy Corp., 7.13%, 12/01/2054(g)(h)	5,083,000	5,098,035
EQM Midstream Partners L.P., 6.50%, 07/15/2048(h)	1,203,000	1,221,896
ESAB Corp., 6.25%, 04/15/2029(f)	628,000	637,662
FirstCash, Inc., 6.88%, 03/01/2032(f)	936,000	947,808
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	10,500,000	10,451,038
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(f)	460,000	451,334
7.88%, 12/01/2030(f)	1,844,000	1,956,228
7.00%, 06/15/2032(f)	696,000	718,233
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,290,000	6,132,335
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(f)	303,000	317,698
General Motors Co., 6.80%, 10/01/2027(h)	7,000,000	7,359,365
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	247,000	250,842
8.88%, 04/15/2030(h)	730,000	773,402
7.88%, 05/15/2032	796,000	813,326
GFL Environmental, Inc., 6.75%, 01/15/2031(f)	701,000	721,725
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(g)	661,000	620,228
Goldman Sachs Group, Inc. (The), Series X, 7.50%(g)(i)	595,000	614,731
Gray Television, Inc.,
7.00%, 05/15/2027(f)	51,000	49,419
10.50%, 07/15/2029(f)	117,000	122,195
4.75%, 10/15/2030(f)	92,000	61,859
5.38%, 11/15/2031(f)	111,000	72,474
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(f)	236,000	250,750
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(f)(h)	658,000	613,809
6.38%, 01/15/2030(f)(h)	627,000	633,957
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(f)(h)	2,390,000	2,342,844
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(f)	$557,000	$545,334
6.00%, 02/01/2031(f)	168,000	163,677
6.25%, 04/15/2032(f)	165,000	160,605
8.38%, 11/01/2033(f)	333,000	360,423
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(f)	940,000	950,122
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(f)	1,202,000	1,238,719
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(f)	580,000	587,955
J.M. Smucker Co. (The), 5.90%, 11/15/2028(h)	3,424,000	3,589,554
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,217,517
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(f)	892,000	925,812
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(f)	275,000	255,668
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(f)	615,000	645,837
Kinder Morgan, Inc., 5.00%, 02/01/2029	6,900,000	6,954,377
Kohl’s Corp., 4.63%, 05/01/2031	735,000	597,371
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,917,000	2,959,539
Lamar Media Corp., 4.88%, 01/15/2029(h)	1,861,000	1,808,123
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(f)	262,000	246,964
8.25%, 08/01/2031(f)	1,196,000	1,255,056
Lithia Motors, Inc., 3.88%, 06/01/2029(f)(h)	1,449,000	1,317,342
Macy’s Retail Holdings LLC,
6.70%, 07/15/2034(f)	197,000	173,678
4.50%, 12/15/2034	500,000	425,598
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	1,867,000	1,873,436
Mativ Holdings, Inc., 6.88%, 10/01/2026(f)	5,720,000	5,735,162
Mattel, Inc., 6.20%, 10/01/2040(h)	1,775,000	1,786,140
Medline Borrower L.P., 5.25%, 10/01/2029(f)	650,000	628,742
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	201,000	132,281
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(f)	637,000	650,614
Navient Corp.,
5.00%, 03/15/2027	460,000	445,207
9.38%, 07/25/2030	205,000	218,573
Principal Amount		Value
United States–(continued)
NCL Corp. Ltd.,
5.88%, 02/15/2027(f)	$972,000	$965,565
8.13%, 01/15/2029(f)	240,000	255,291
NESCO Holdings II, Inc., 5.50%, 04/15/2029(f)	329,000	306,466
New Fortress Energy, Inc., 6.50%, 09/30/2026(f)	302,000	281,017
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(g)(h)	4,181,000	4,356,447
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(f)	307,000	311,327
8.38%, 02/15/2032(f)	325,000	332,305
Novelis Corp., 4.75%, 01/30/2030(f)	666,000	629,828
Office Properties Income Trust, 9.00%, 03/31/2029(f)	698,000	654,552
OI European Group B.V., 4.75%, 02/15/2030(f)(h)	1,005,000	925,308
OneMain Finance Corp.,
7.13%, 03/15/2026	735,000	748,071
3.88%, 09/15/2028	561,000	512,835
ONEOK, Inc.,
5.55%, 11/01/2026	2,892,000	2,933,372
6.63%, 09/01/2053	3,629,000	3,969,043
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(f)(h)	312,000	309,097
Paramount Global,
2.90%, 01/15/2027(h)	3,780,000	3,554,086
6.38%, 03/30/2062(g)	67,000	61,575
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 11/01/2024(f)	584,000	579,600
6.05%, 08/01/2028(f)	7,000,000	7,287,882
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(f)(h)	654,000	635,424
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	95,000	93,885
Phinia, Inc., 6.75%, 04/15/2029(f)	929,000	948,750
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	2,078,323
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(g)	5,195,000	5,380,951
Prairie Acquiror L.P., 9.00%, 08/01/2029(f)	547,000	564,394
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(f)	908,000	918,833
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(f)	825,000	736,806
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(f)(h)	1,022,000	955,307
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(f)	$315,000	$317,458
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	464,321
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(f)	652,000	638,210
Scripps Escrow, Inc., 5.88%, 07/15/2027(f)	71,000	49,438
Seagate HDD Cayman,
4.13%, 01/15/2031	1,069,000	970,025
9.63%, 12/01/2032	2,046,800	2,345,410
Sempra, 4.13%, 04/01/2052(g)	10,650,000	9,880,029
Sensata Technologies, Inc.,
3.75%, 02/15/2031(f)	650,000	574,672
6.63%, 07/15/2032(f)	374,000	379,143
Service Properties Trust,
4.75%, 10/01/2026(h)	1,286,000	1,233,080
5.50%, 12/15/2027	360,000	343,363
Sinclair Television Group, Inc., 4.13%, 12/01/2030(f)	85,000	59,166
Sirius XM Radio, Inc., 3.88%, 09/01/2031(f)	734,000	613,613
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(f)(h)	613,000	629,834
Sixth Street Lending Partners, 6.50%, 03/11/2029(f)(h)	544,000	551,839
Solventum Corp.,
5.45%, 02/25/2027(f)	4,977,000	5,024,601
5.90%, 04/30/2054(f)(h)	1,969,000	1,935,833
Southern Co. (The),
Series B, 4.00%, 01/15/2051(g)	8,100,000	7,883,079
Series 21-A, 3.75%, 09/15/2051(g)	5,274,000	4,981,831
SS&C Technologies, Inc.,
5.50%, 09/30/2027(f)	315,000	312,357
6.50%, 06/01/2032(f)	295,000	300,661
State Street Corp., Series I, 6.70%(g)(i)	2,956,000	2,966,538
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(f)	919,000	940,177
Talen Energy Supply LLC, 8.63%, 06/01/2030(f)	605,000	652,343
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(f)	945,000	957,986
TEGNA, Inc.,
4.63%, 03/15/2028	67,000	61,720
5.00%, 09/15/2029	67,000	61,202
Tenet Healthcare Corp., 6.75%, 05/15/2031	1,811,000	1,862,126
	Principal Amount		Value
United States–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(f)		$3,689,000	$3,764,521
6.38%, 03/01/2029(f)		690,000	703,697
7.13%, 12/01/2031(f)(h)		310,000	322,133
6.63%, 03/01/2032(f)		1,243,000	1,272,927
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(f)		865,000	900,264
Transocean, Inc., 8.75%, 02/15/2030(f)		596,700	627,167
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,120,000	1,074,998
United AirLines, Inc., 4.38%, 04/15/2026(f)		3,600,000	3,512,510
Univision Communications, Inc.,
6.63%, 06/01/2027(f)		123,000	122,528
4.50%, 05/01/2029(f)		71,000	62,093
Valaris Ltd., 8.38%, 04/30/2030(f)		1,173,000	1,228,949
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(f)		602,000	620,566
Venture Global LNG, Inc.,
8.13%, 06/01/2028(f)		861,000	897,216
9.50%, 02/01/2029(f)		381,000	424,097
7.00%, 01/15/2030(f)		618,000	624,840
8.38%, 06/01/2031(f)		305,000	320,708
9.88%, 02/01/2032(f)		444,000	493,156
Viatris, Inc., 3.85%, 06/22/2040		2,220,000	1,677,054
Viking Cruises Ltd.,
7.00%, 02/15/2029(f)(h)		310,000	313,281
9.13%, 07/15/2031(f)		796,000	868,493
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(f)		634,000	626,011
Vistra Corp., Series C, 8.88%(f)(g)(i)		591,000	622,608
Vistra Operations Co. LLC,
5.63%, 02/15/2027(f)		629,000	624,561
7.75%, 10/15/2031(f)		1,741,000	1,840,899
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/2024		4,971,000	4,948,957
3.45%, 06/01/2026(h)		651,000	620,834
			301,413,861
Uzbekistan–0.09%
National Bank of Uzbekistan, 8.50%, 07/05/2029(f)		1,420,000	1,410,926
Zambia–0.22%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(f)		3,500,000	3,444,273
Total U.S. Dollar Denominated Bonds & Notes (Cost $575,525,672)			562,371,943

Non-U.S. Dollar Denominated Bonds & Notes–27.59%(l)
Belgium–0.23%
KBC Group N.V., 4.25%(f)(g)(i)	EUR	3,400,000	3,591,936
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Brazil–5.68%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	5,700,000	$4,258,006
Series F, 10.00%, 01/01/2027	BRL	495,000,000	85,234,779
			89,492,785
Canada–0.73%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,467,789
China–0.57%
China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	9,010,000
Colombia–3.63%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	31,500,000,000	7,591,895
Series B, 6.00%, 04/28/2028	COP	35,050,000,000	7,696,691
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	17,527,015
Series B, 7.00%, 06/30/2032	COP	70,000,000,000	14,137,163
Series B, 9.25%, 05/28/2042	COP	11,375,000,000	2,321,422
Series B, 7.25%, 10/26/2050	COP	50,000,000,000	7,980,233
			57,254,419
Czech Republic–0.18%
CPI Property Group S.A., 4.88%(f)(g)(i)	EUR	4,100,000	2,873,103
Egypt–1.39%
Egypt Government Bond,
0.00%, 09/30/2025(j)	EGP	170,000,000	2,686,766
23.85%, 07/02/2027	EGP	375,000,000	7,375,440
Egypt Treasury Bills,
Series 364D, 25.90%, 03/18/2025(m)	EGP	165,600,000	2,935,698
Series 364D, 25.75%, 04/01/2025(m)	EGP	233,325,000	4,100,797
Series 364D, 25.95%, 04/29/2025(m)	EGP	276,000,000	4,769,175
			21,867,876
France–0.84%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(f)(g)	EUR	5,000,000	5,064,094
Credit Agricole S.A., 7.25%(f)(g)(i)	EUR	2,100,000	2,387,772
Electricite de France S.A., 5.38%(f)(g)(i)	EUR	5,400,000	5,863,143
			13,315,009
Germany–0.21%
Deutsche Bank AG, 4.50%(f)(g)(i)	EUR	1,800,000	1,773,291
Volkswagen International Finance N.V., 4.63%(f)(g)(i)	EUR	1,480,000	1,603,637
			3,376,928
	Principal Amount		Value
Greece–0.14%
Eurobank S.A., 4.88%, 04/30/2031(f)(g)	EUR	1,725,000	$1,937,123
Hellenic Republic Government Bond, 0.00%, 10/15/2042(n)	EUR	76,770,000	236,790
			2,173,913
India–1.18%
India Government Bond,
6.54%, 01/17/2032	INR	700,000,000	8,187,271
7.26%, 08/22/2032	INR	850,000,000	10,350,511
			18,537,782
Indonesia–0.95%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	140,000,000,000	8,514,097
Series FR96, 7.00%, 02/15/2033	IDR	105,000,000,000	6,491,790
			15,005,887
Italy–0.23%
UniCredit S.p.A., 1.20%, 01/20/2026(f)(g)	EUR	3,400,000	3,635,474
Ivory Coast–0.15%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(f)	EUR	2,300,000	2,301,164
Malaysia–0.24%
Malaysia Government Bond, Series 115, 3.96%, 09/15/2025	MYR	17,500,000	3,840,254
Mexico–1.32%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	199,300,000	9,658,635
Series M, 8.00%, 07/31/2053	MXN	256,000,000	11,128,671
			20,787,306
Netherlands–0.37%
ABN AMRO Bank N.V., 4.38%(f)(g)(i)	EUR	5,500,000	5,859,220
Peru–2.20%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(f)	PEN	6,950,000	1,905,447
Peru Government Bond, 6.15%, 08/12/2032	PEN	126,000,000	32,776,402
			34,681,849
South Africa–3.14%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	21,126,332
Series 2040, 9.00%, 01/31/2040	ZAR	630,000,000	28,396,266
			49,522,598
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Spain–0.38%
Repsol International Finance B.V., 3.75%(f)(g)(i)	EUR	1,950,000	$2,093,256
Telefonica Europe B.V., 2.88%(f)(g)(i)	EUR	3,700,000	3,830,891
			5,924,147
Supranational–0.19%
African Development Bank, 0.00%, 01/17/2050(j)	ZAR	222,000,000	1,016,457
International Bank for Reconstruction & Development, 0.00%, 09/30/2052(j)	MXN	520,000,000	1,894,563
International Finance Corp., 0.00%, 02/15/2029(f)(j)	TRY	10,300,000	91,736
			3,002,756
United Kingdom–2.50%
Barclays PLC, 7.13%(g)(i)	GBP	4,200,000	5,387,567
Lloyds Banking Group PLC, 8.50%(g)(i)	GBP	2,275,000	3,028,817
Nationwide Building Society, 5.75%(f)(g)(i)	GBP	6,800,000	8,331,973
NatWest Group PLC, 5.13%(g)(i)	GBP	3,950,000	4,771,750
NGG Finance PLC, 5.63%, 06/18/2073(f)(g)	GBP	9,000,000	11,541,907
United Kingdom Inflation-Linked Gilt, 1.25%, 11/22/2054(f)(o)	GBP	4,959,824	6,292,577
			39,354,591
United States–0.97%
BP Capital Markets PLC, 3.25%(f)(g)(i)	EUR	6,950,000	7,398,235
Citigroup, Inc., 4.25%, 02/25/2030(f)(g)	EUR	3,450,000	3,730,631
Morgan Stanley, 2.10%, 05/08/2026(g)	EUR	3,400,000	3,637,097
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	475,000	487,563
			15,253,526
Uruguay–0.17%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	104,175,200	2,608,257
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $444,637,708)			434,738,569

Asset-Backed Securities–6.95%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)		$9,750	9,117
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(a)		8,959,508	126,489
Principal Amount		Value

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(a)	$4,623,571	$88,169
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(a)	11,783,219	293,647
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)	368,293	350,765
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	74,656	70,754
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	4,583,741
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	67,824
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	234,704	226,442
Series 2005-J4, Class A7, 5.50%, 11/25/2035	446,354	367,376
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 5.10% (1 mo. Term SOFR + 0.26%), 11/15/2036(c)	18,366	17,315
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(f)(n)	840,000	815,680
Series 2016-K54, Class C, 4.05%, 04/25/2048(f)(n)	4,190,000	4,077,089
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(f)	724,500	739,031
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(n)	35,226	32,069
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	111,793	102,917
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	31,368	31,149
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	1,655,000	1,500,729
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.66% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)		$2,852,149	$1,009,764
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(a)		3,955,069	95,382
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(f)(n)		5,443,594	4,683,320
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(e)(f)		755,933	752,238
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(e)(f)		1,453,717	1,447,797
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		20,483	16,251
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.06%, 11/15/2050(a)		7,419,069	167,985
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(b)		32,865	77
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(a)		491,359	1
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(f)(n)		1,003,662	995,239
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 5.81%, 10/25/2033(n)		24,067	22,800
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(a)		6,209,425	146,629
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		342,875	328,351
Series 2014-C20, Class AS, 4.18%, 05/15/2047		460,105	444,204
Alba PLC,
Series 2007-1, Class F, 8.49% (SONIA + 3.37%), 03/17/2039(c)(f)(l)	GBP	1,658,415	2,042,222
Series 2007-1, Class E, 6.44% (SONIA + 1.32%), 03/17/2039(c)(f)(l)	GBP	4,326,300	5,170,223
Series 2006-2, Class F, 8.49% (SONIA + 3.37%), 12/15/2038(c)(f)(l)	GBP	1,056,384	1,259,135
	Principal Amount		Value

Auburn 15 PLC,
Series E, 7.10% (SONIA + 2.00%), 07/20/2045(c)(f)(l)	GBP	1,401,000	$1,740,573
Series F, 7.60% (SONIA + 2.50%), 07/20/2045(c)(f)(l)	GBP	1,666,000	2,072,937
Eurosail PLC,
Series 2006-2X, Class E1C, 8.49% (SONIA + 3.37%), 12/15/2044(c)(f)(l)	GBP	5,550,000	6,381,918
Series 2006-4X, Class E1C, 8.26% (SONIA + 3.12%), 12/10/2044(c)(f)(l)	GBP	4,135,722	5,035,257
Series 2006-2X, Class D1A, 4.52% (3 mo. EURIBOR + 0.80%), 12/15/2044(c)(f)(l)	EUR	6,300,000	6,296,475
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.14% (SONIA + 1.01%), 03/13/2045(c)(f)(l)	GBP	1,750,000	1,932,692
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 4.54% (3 mo. EURIBOR + 0.80%), 03/13/2045(c)(f)(l)	EUR	8,400,000	7,976,773
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.47% (3 mo. EURIBOR + 3.75%), 06/18/2039(c)(f)(l)	EUR	4,570,000	4,825,954
Ludgate Funding PLC, Series 2007-1, Class MA, 5.44% (SONIA + 0.36%), 01/01/2061(c)(f)(l)	GBP	2,307,536	2,753,536
Mortgage Funding PLC, Series 2008-1, Class B2, 8.45% (SONIA + 3.32%), 03/13/2046(c)(f)(l)	GBP	10,963,201	13,494,142
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F, 9.53% (SONIA + 4.50%), 07/20/2053(c)(f)(l)	GBP	1,380,000	1,779,319
Prosil Acquisition S.A., Series 2019-1, Class A, 5.87% (3 mo. EURIBOR + 2.00%), 10/31/2039(c)(f)(l)	EUR	3,430,293	3,087,350
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.41% (1 mo. EURIBOR + 2.80%), 11/14/2035(c)(f)(l)	EUR	7,047,113	7,466,720
Alhambra SME Funding DAC, Series 2019-1, Class D, 12.85% (1 mo. EURIBOR + 9.25%), 11/30/2028(c)(f)(l)	EUR	364,788	338,643
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Lusitano Mortgages No. 5 PLC, Series D, 4.65% (3 mo. EURIBOR + 0.96%), 07/15/2059(c)(f)(l)	EUR	824,950	$760,648
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(n)(p)		$7,698,968	7,314,020
0.00%, 12/31/2043(l)(n)(p)	ARS	83,227,881	84,949
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(l)(n)(p)	ARS	311,500,000	1,852,090
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 11.71% (3 mo. Term SOFR + 6.41%), 10/15/2030(c)(f)		$2,240,000	2,252,589
Total Asset-Backed Securities (Cost $116,888,568)			109,528,506
U.S. Treasury Securities–4.39%
U.S. Treasury Bills–4.39%
5.31%, 08/15/2024(m)		34,429,643	34,429,643
5.24%, 09/05/2024(m)		34,823,004	34,823,005
Total U.S. Treasury Securities (Cost $69,252,647)			69,252,648
Principal Amount		Value
Agency Credit Risk Transfer Notes–4.07%
United States–4.07%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 8.45% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(f)	$1,795,000	$1,867,932
Series 2022-R08, Class 1M2, 8.95% (30 Day Average SOFR + 3.60%), 07/25/2042(c)(f)	3,150,000	3,339,738
Series 2023-R02, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(f)	1,058,631	1,088,068
Series 2023-R03, Class 2M1, 7.85% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(f)	2,071,309	2,115,035
Series 2023-R04, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(f)	2,252,063	2,312,614
Series 2023-R06, Class 1M1, 7.05% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(f)	1,130,662	1,138,696
Series 2023-R06, Class 1M2, 8.05% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(f)	1,145,000	1,197,675
Series 2023-R06, Class 1B1, 9.25% (30 Day Average SOFR + 3.90%), 07/25/2043(c)(f)	1,310,000	1,392,072
Series 2023-R08, Class 1M2, 7.85% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(f)	655,000	677,156
Series 2023-R08, Class 1M1, 6.85% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(f)	918,048	923,376
Series 2024-R03, Class 2M2, 7.30% (30 Day Average SOFR + 1.95%), 03/25/2044(c)(f)	1,550,000	1,565,448
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.75% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(f)	$3,500,000	$3,599,398
Series 2022-DNA3, Class M1B, STACR®, 8.25% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(f)	7,000,000	7,294,223
Series 2022-DNA3, Class M1A, STACR®, 7.35% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)	3,440,931	3,490,881
Series 2022-HQA2, Class M1, STACR®, 9.35% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(f)	3,500,000	3,741,461
Series 2022-HQA3, Class M1, STACR®, 8.90% (30 Day Average SOFR + 3.55%), 08/25/2042(c)(f)	3,500,000	3,699,696
Series 2022-HQA3, Class M2, STACR®, 10.70% (30 Day Average SOFR + 5.35%), 08/25/2042(c)(f)	3,745,000	4,112,710
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(f)	2,167,021	2,212,674
Series 2023-HQA1, Class M1, STACR®, 8.85% (30 Day Average SOFR + 3.50%), 05/25/2043(c)(f)	5,639,000	6,000,832
Series 2023-HQA2, Class M1, STACR®, 7.35% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(f)	2,037,694	2,054,062
Series 2023-HQA2, Class M1, STACR®, 8.70% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(f)	2,100,000	2,214,922
Series 2024-DNA1, Class M2, STACR®, 7.30% (30 Day Average SOFR + 1.95%), 02/25/2044(c)(f)	3,450,000	3,489,425
	Principal Amount	Value
United States–(continued)
Series 2024-HQA1, Class M2, STACR®, 7.35% (30 Day Average SOFR + 2.00%), 03/25/2044(c)(f)	$3,719,100	$3,743,540
Series 2024-DNA2, Class M2, STACR®, 7.05% (30 Day Average SOFR + 1.70%), 05/25/2044(c)(f)	862,500	865,204
Total Agency Credit Risk Transfer Notes (Cost $62,145,789)		64,136,838
	Shares
Common Stocks & Other Equity Interests–1.52%
Argentina–1.48%
Banco BBVA Argentina S.A.	200,000	787,533
Banco Macro S.A., Class B	530,000	3,729,771
Grupo Financiero Galicia S.A., Class B	1,335,000	5,321,329
Pampa Energia S.A.(q)	900,000	2,272,351
YPF S.A., ADR(q)	52,500	1,046,850
YPF S.A., Class D(q)	367,300	10,171,489
		23,329,323
United States–0.04%
ACNR Holdings, Inc.	2,129	172,981
Claire’s Holdings LLC, Class S(p)	614	9,210
Endo, Inc.(f)	292	8,468
Endo, Inc.(q)	14,088	408,552
McDermott International Ltd.(q)	93,712	20,617
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(p)(q)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(p)(q)	85,239	2,557
Sabine Oil & Gas Holdings, Inc.(p)(q)	2,510	377
Windstream Services LLC, Wts.	399	5,586
		630,649
Total Common Stocks & Other Equity Interests (Cost $24,541,432)		23,959,972
	Principal Amount
Variable Rate Senior Loan Interests–0.61%(r)(s)
United States–0.61%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.33% (3 mo. Term SOFR + 3.00%), 01/31/2031	$625,000	627,297
Camelot US Acquisition LLC, Term Loan, 8.09% (1 mo. Term SOFR + 2.75%), 01/31/2031	623,438	624,762
Carnival Corp., Term Loan B, 8.09% (1 mo. Term SOFR + 2.75%), 10/18/2028	493,403	497,106
Claire’s Stores, Inc., Term Loan, 11.94% (1 mo. Term SOFR + 6.50%), 12/18/2026	182,411	155,999
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.46% (1 mo. Term SOFR + 4.00%), 08/23/2028	$618,223	$621,314
Concentra Health Services, Term Loan B, 7.60% (1 mo. Term SOFR + 2.25%), 06/26/2031(p)	180,000	180,675
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 9.09% (1 mo. Term SOFR + 4.25%), 01/31/2030(p)	643,388	646,604
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.10% (1 mo. Term SOFR + 2.75%), 01/18/2029	645,609	647,756
Greystar Real Estate Partners LLC, Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 08/21/2030(p)	355,319	357,096
IRB Holding Corp., Term Loan B, 8.19% (1 mo. Term SOFR + 2.75%), 12/15/2027	624,562	625,645
Jane Street Group LLC, Term Loan, 7.96% (1 mo. Term SOFR + 2.50%), 01/26/2028	616,804	618,870
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.09% (1 mo. Term SOFR + 2.75%), 10/23/2028	564,466	566,865
Prairie ECI Acquiror L.P., Term Loan B, 10.09% (1 mo. Term SOFR + 4.75%), 08/01/2029	648,962	650,303
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.21% (1 mo. Term SOFR + 3.75%), 04/20/2028	565,977	566,450
Scientific Games Lottery, Term Loan B, 8.32% (1 mo. Term SOFR + 3.00%), 04/04/2029	639,483	639,243
Syneos Health, Inc., Term Loan, 9.08% (3 mo. Term SOFR + 4.00%), 09/27/2030	636,405	638,212
Principal Amount		Value
United States–(continued)
Uber Technologies, Inc., Term Loan B, 8.09% (3 mo. Term SOFR + 2.75%), 03/03/2030	$372,629	$375,016
Victoria’s Secret & Co., First Lien Term Loan, 8.85% (3 mo. Term SOFR + 3.25%), 08/02/2028	619,665	621,215
Total Variable Rate Senior Loan Interests (Cost $9,577,820)		9,660,428
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $97,198)	195	38,025
Money Market Funds–6.95%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(t)(u)	38,339,340	38,339,340
Invesco Treasury Portfolio, Institutional Class, 5.20%(t)(u)	71,201,546	71,201,546
Total Money Market Funds (Cost $109,540,886)		109,540,886

Options Purchased–1.79%
(Cost $32,876,603)(v)		28,250,733
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-140.08% (Cost $2,240,161,415)		2,207,622,785
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.21%
Invesco Private Government Fund, 5.30%(t)(u)(w)	18,017,512	18,017,512
Invesco Private Prime Fund, 5.48%(t)(u)(w)	48,281,148	48,295,632
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,312,789)		66,313,144
TOTAL INVESTMENTS IN SECURITIES—144.29% (Cost $2,306,474,204)		2,273,935,929
OTHER ASSETS LESS LIABILITIES–(44.29)%		(697,994,619)
NET ASSETS–100.00%		$1,575,941,310
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $558,159,767, which represented 35.42% of the Fund’s Net Assets.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of this security was out on loan at July 31, 2024.
(i)	Perpetual bond with no specified maturity date.
(j)	Zero coupon bond issued at a discount.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.
(o)	Principal amount of security and interest payments are adjusted for inflation.
(p)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(q)	Non-income producing security.
(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,246,221	$269,231,815	$(248,138,696)	$-	$-	$38,339,340	$667,382
Invesco Liquid Assets Portfolio, Institutional Class	12,317,028	191,259,684	(203,580,421)	(672)	4,381	-	453,403
Invesco Treasury Portfolio, Institutional Class	19,709,966	339,187,825	(287,696,245)	-	-	71,201,546	789,697
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,315,184	100,380,229	(100,677,901)	-	-	18,017,512	705,662*
Invesco Private Prime Fund	41,281,255	223,221,581	(216,208,907)	(469)	2,172	48,295,632	1,927,919*
Total	$108,869,654	$1,123,281,134	$(1,056,302,170)	$(1,141)	$6,553	$175,854,030	$4,544,063

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	6,205,000	$ 54,021
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	4,136,667	28,280
AUD versus NZD	Call	Merrill Lynch International	10/24/2024	NZD	1.14	AUD	4,145,000	92,622
USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY	175.00	USD	10,350,000	311,804
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	02/13/2026	JPY	175.00	USD	10,350,000	311,804
USD versus ZAR	Call	Standard Chartered Bank PLC	10/25/2024	ZAR	19.45	USD	41,435,000	322,944
Subtotal — Foreign Currency Call Options Purchased								1,121,475
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	10/29/2024	HUF	385.00	EUR	2,587,500	246,196
EUR versus INR	Put	Goldman Sachs International	09/11/2024	INR	89.75	EUR	4,140,000	440,497
EUR versus INR	Put	Morgan Stanley and Co. International PLC	08/20/2024	INR	89.00	EUR	2,070,000	81,955
EUR versus NOK	Put	Merrill Lynch International	09/03/2024	NOK	11.25	EUR	2,765,000	47,226
EUR versus NOK	Put	Merrill Lynch International	10/23/2024	NOK	11.40	EUR	2,590,000	443,397
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/23/2024	NOK	11.50	EUR	2,590,000	287,562
USD versus BRL	Put	Goldman Sachs International	08/20/2024	BRL	4.78	USD	27,600,000	28
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	34,530,000	503,551
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	34,472,500	363,685
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	2,100,000	10,032
USD versus BRL	Put	Merrill Lynch International	12/16/2024	BRL	5.30	USD	4,490,000	750,252
USD versus COP	Put	Goldman Sachs International	10/31/2024	COP	3,975.00	USD	41,470,000	522,937
USD versus COP	Put	Merrill Lynch International	10/16/2024	COP	3,950.00	USD	41,365,000	395,036
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/07/2024	COP	4,020.00	USD	34,475,000	596,280
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	15,400.00	USD	34,500,000	483
USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	3,475,000	5,723
USD versus MXN	Put	Goldman Sachs International	08/08/2024	MXN	16.30	USD	2,432,500	27
USD versus MXN	Put	Goldman Sachs International	08/22/2024	MXN	16.40	USD	4,140,000	712
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	56,925,000	184,949
USD versus MXN	Put	Merrill Lynch International	10/07/2024	MXN	18.00	USD	2,300,000	262,239
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	26,250,000	478,852
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/20/2024	ZAR	17.90	USD	2,432,500	815,805
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	10/15/2024	ZAR	17.90	USD	4,135,000	358,715
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	11/21/2024	ZAR	17.90	USD	4,145,000	363,778
USD versus ZAR	Put	Standard Chartered Bank PLC	10/25/2024	ZAR	17.80	USD	41,435,000	483,174
Subtotal — Foreign Currency Put Options Purchased								7,643,091
Total Foreign Currency Options Purchased								$8,764,566

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.64%	Receive	6 Month EURIBOR	Semi-Annually	01/17/2025	EUR	65,357,000	$1,618,712
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.76	Receive	6 Month EURIBOR	Semi-Annually	10/10/2024	EUR	36,817,500	533,918
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30	Receive	KWCDC	Quarterly	11/08/2028	KRW	20,850,000,000	399,140
Subtotal — Interest Rate Call Swaptions Purchased										2,551,770
Interest Rate Risk
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	20,700,000	1,678,153
50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.40	Pay	6 Month EURIBOR	Semi-Annually	08/15/2024	EUR	41,400,000	4,638
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	103,500,000	15,251,606
Subtotal — Interest Rate Put Swaptions Purchased										16,934,397
Total Interest Rate Swaptions Purchased										$19,486,167

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	105.00%	Markit CDX North America High Yield Index, Series 42, Version 1	(5.00)%	Quarterly	08/21/2024	3.314%	USD	112,987,500	$(126,856)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 42, Version 1	(5.00)	Quarterly	09/18/2024	3.314	USD	90,390,000	(278,289)
J.P. Morgan Chase Bank, N.A.	Put	325.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)	Quarterly	08/21/2024	2.945	EUR	110,400,000	(161,083)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)	Quarterly	09/18/2024	2.945	EUR	74,500,000	(185,607)
Total Credit Default Swaptions Written										$(751,835)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus INR	Call	J.P. Morgan Chase Bank, N.A.	12/11/2024	INR	93.00	EUR	41,375,000	$(316,671)
EUR versus PLN	Call	Goldman Sachs International	11/12/2024	PLN	4.40	EUR	41,440,000	(254,918)
USD versus BRL	Call	Goldman Sachs International	02/20/2025	BRL	5.30	USD	2,760,000	(2,165,971)
USD versus BRL	Call	Goldman Sachs International	03/20/2025	BRL	5.50	USD	2,780,000	(1,806,235)
USD versus BRL	Call	Merrill Lynch International	12/16/2024	BRL	5.90	USD	22,440,000	(499,806)
USD versus COP	Call	Goldman Sachs International	06/13/2025	COP	4,350.00	USD	20,735,000	(798,774)
USD versus COP	Call	Merrill Lynch International	10/16/2024	COP	4,200.00	USD	20,685,000	(324,817)
USD versus COP	Call	Morgan Stanley and Co. International PLC	11/07/2024	COP	4,350.00	USD	34,475,000	(396,049)
USD versus IDR	Call	Standard Chartered Bank PLC	08/23/2024	IDR	16,290.00	USD	25,875,000	(102,931)
USD versus MXN	Call	Goldman Sachs International	06/12/2025	MXN	20.00	USD	104,362,500	(4,269,783)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	5,547,600	$(2,798,565)
USD versus MXN	Call	Merrill Lynch International	06/13/2025	MXN	20.00	USD	27,585,000	(1,131,813)
USD versus TRY	Call	Goldman Sachs International	09/13/2024	TRY	38.00	USD	31,050,000	(122,772)
USD versus TRY	Call	Goldman Sachs International	09/20/2024	TRY	37.00	USD	17,240,000	(132,869)
USD versus TRY	Call	Goldman Sachs International	01/24/2025	TRY	40.00	USD	17,265,000	(930,635)
USD versus TRY	Call	Goldman Sachs International	05/02/2025	TRY	50.00	USD	1,380,000	(309,850)
USD versus TRY	Call	Goldman Sachs International	05/07/2025	TRY	50.00	USD	20,700,000	(924,690)
USD versus TRY	Call	Goldman Sachs International	06/13/2025	TRY	45.40	USD	31,035,000	(2,652,034)
USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	19.40	USD	1,725,000	(278,292)
USD versus ZAR	Call	Standard Chartered Bank PLC	10/25/2024	ZAR	18.90	USD	41,435,000	(577,977)
Subtotal — Foreign Currency Call Options Written								(20,795,452)
Currency Risk
EUR versus PLN	Put	Goldman Sachs International	11/12/2024	PLN	4.23	EUR	41,440,000	(155,579)
USD versus BRL	Put	Goldman Sachs International	12/04/2024	BRL	5.35	USD	2,073,000	(983,031)
USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	1,035,000	(448,117)
USD versus COP	Put	Goldman Sachs International	10/31/2024	COP	3,850.00	USD	82,940,000	(411,465)
USD versus COP	Put	Merrill Lynch International	10/16/2024	COP	3,850.00	USD	62,050,000	(255,832)
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/07/2024	COP	3,800.00	USD	34,475,000	(123,489)
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	14,925.00	USD	51,750,000	(52)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	56,925,000	(60,284)
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	26,250,000	(81,952)
Subtotal — Foreign Currency Put Options Written								(2,519,801)
Total – Foreign Currency Options Written								$(23,315,253)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.65%	SOFR	Receive	Annually	01/17/2025	USD	74,873,000	$(1,789,557)
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.61	SOFR	Receive	Annually	07/15/2025	USD	227,515,000	(2,049,569)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(2,630,192)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.70	SOFR	Receive	Annually	09/26/2024	USD	82,735,000	(1,213,000)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/18/2024	EUR	41,375,000	(1,415,046)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/20/2024	EUR	37,655,000	(1,301,984)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.27	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(2,062,456)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.60	SOFR	Receive	Annually	09/25/2024	USD	68,960,000	(711,761)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.73	SOFR	Receive	Annually	10/10/2024	USD	41,367,500	(437,315)
Subtotal—Interest Rate Call Swaptions Written										(13,610,880)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.00%	SOFR	Pay	Annually	01/23/2025	USD	34,530,000	$(357,128)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	186,300,000	(1,467,411)
10 Year Interest Rate Swap	Put	Goldman Sachs International	4.00	SOFR	Pay	Annually	01/24/2025	USD	55,245,000	(578,904)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.95	6 Month EURIBOR	Pay	Semi-Annually	08/15/2024	EUR	103,500,000	(2,994)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.92	SOFR	Pay	Annually	07/11/2029	USD	41,365,000	(4,307,536)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	207,000,000	(5,651,712)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00	SOFR	Pay	Annually	01/23/2025	USD	34,530,000	(357,128)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.27	SOFR	Pay	Annually	07/11/2029	USD	41,365,000	(2,160,546)
Subtotal—Interest Rate Put Swaptions Written										(14,883,359)
Total Interest Rate Swaptions Written										$(28,494,239)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	121	September-2024	$24,849,430	$204,889	$204,889
U.S. Treasury 10 Year Notes	729	September-2024	81,511,313	2,031,644	2,031,644
Subtotal—Long Futures Contracts				2,236,533	2,236,533
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	177	September-2024	(19,096,641)	(422,237)	(422,237)
U.S. Treasury Long Bonds	32	September-2024	(3,865,000)	(156,072)	(156,072)
U.S. Treasury Ultra Bonds	73	September-2024	(9,341,719)	(329,566)	(329,566)
Subtotal—Short Futures Contracts				(907,875)	(907,875)
Total Futures Contracts				$1,328,658	$1,328,658

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/19/2024	BNP Paribas S.A.	USD	15,595,000	KRW	21,538,926,644	$156,669
09/18/2024	Citibank, N.A.	AUD	2,020,081	USD	1,338,653	16,044
08/02/2024	Deutsche Bank AG	BRL	490,914,000	USD	90,660,683	3,867,723
08/02/2024	Deutsche Bank AG	USD	86,701,754	BRL	490,914,000	91,206
09/18/2024	Deutsche Bank AG	COP	232,535,025,000	USD	57,912,139	887,157
09/18/2024	Deutsche Bank AG	INR	1,543,170,000	USD	18,407,777	2,635
09/19/2024	Deutsche Bank AG	USD	11,891,709	KRW	16,318,041,088	41,865
08/02/2024	Goldman Sachs International	BRL	48,439,350	USD	8,582,511	18,497
08/02/2024	Goldman Sachs International	USD	8,555,015	BRL	48,439,350	8,999
08/02/2024	Goldman Sachs International	USD	14,050,000	TRY	482,477,000	518,532
09/03/2024	Goldman Sachs International	BRL	507,764,000	USD	89,683,700	194,887
09/18/2024	Goldman Sachs International	COP	30,944,190,000	USD	7,740,363	151,863
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/18/2024	Goldman Sachs International	MXN	473,784,000	USD	25,285,877	$40,390
09/18/2024	Goldman Sachs International	USD	15,670,000	JPY	2,378,831,360	320,183
03/19/2025	Goldman Sachs International	INR	13,503,685,250	USD	159,850,000	157,410
04/02/2025	Goldman Sachs International	USD	22,200,750	MXN	438,020,798	442,299
09/18/2024	HSBC Bank USA	USD	107,246,221	JPY	16,627,078,767	4,518,759
09/18/2024	J.P. Morgan Chase Bank, N.A.	MXN	210,383,000	USD	11,318,306	108,089
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	20,223,434	COP	84,445,375,000	485,257
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	46,300,590	EUR	42,825,034	148,551
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	24,976,887	GBP	19,616,000	251,093
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	15,635,000	HUF	5,798,632,188	268,445
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	21,782,944	IDR	355,987,758,100	104,163
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	15,811,407	PLN	64,425,780	433,774
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	579,977	THB	21,204,000	17,117
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	23,426,435	CNY	169,110,000	320,157
12/13/2024	J.P. Morgan Chase Bank, N.A.	INR	1,131,875,550	EUR	12,415,000	68,350
08/02/2024	Merrill Lynch International	COP	12,184,020,000	USD	3,105,000	97,346
08/02/2024	Merrill Lynch International	USD	3,000,739	COP	12,184,020,000	6,915
09/11/2024	Merrill Lynch International	MXN	245,522,569	USD	13,242,857	146,044
09/18/2024	Merrill Lynch International	ZAR	103,360,000	USD	5,684,890	30,356
10/04/2024	Merrill Lynch International	CLP	23,087,641,500	EUR	22,770,000	214,382
10/18/2024	Merrill Lynch International	COP	30,070,355,000	USD	7,445,000	103,296
08/02/2024	Morgan Stanley and Co. International PLC	BRL	16,850,000	USD	3,105,991	126,933
08/02/2024	Morgan Stanley and Co. International PLC	USD	2,975,927	BRL	16,850,000	3,131
08/02/2024	Morgan Stanley and Co. International PLC	USD	2,999,771	COP	12,184,020,000	7,883
09/18/2024	Morgan Stanley and Co. International PLC	COP	62,972,943,000	USD	15,455,000	12,032
09/18/2024	Morgan Stanley and Co. International PLC	USD	33,335,175	COP	138,776,000,000	697,113
09/18/2024	Morgan Stanley and Co. International PLC	USD	26,794,200	EUR	24,860,000	169,599
09/18/2024	Morgan Stanley and Co. International PLC	USD	11,994,983	HUF	4,422,550,117	134,392
09/18/2024	Morgan Stanley and Co. International PLC	USD	1,756,257	MXN	33,774,354	43,403
09/18/2024	Morgan Stanley and Co. International PLC	USD	31,686,472	ZAR	595,005,413	864,595
09/23/2024	Morgan Stanley and Co. International PLC	CLP	4,525,565,000	USD	4,896,367	93,263
11/12/2024	Morgan Stanley and Co. International PLC	COP	69,282,780,000	USD	16,890,000	30,367
09/11/2024	Royal Bank of Canada	MXN	243,000,000	USD	13,459,931	497,679
09/18/2024	Royal Bank of Canada	CAD	16,475,000	USD	12,000,452	51,137
09/18/2024	Royal Bank of Canada	NZD	4,281,000	USD	2,621,171	73,183
09/18/2024	Standard Chartered Bank PLC	GBP	1,735,000	USD	2,262,338	30,968
04/03/2025	Standard Chartered Bank PLC	INR	1,603,680,400	USD	18,965,000	16,574
04/03/2025	Standard Chartered Bank PLC	USD	18,965,000	CNY	135,068,730	136,371
08/02/2024	UBS AG	TRY	482,477,000	USD	14,580,749	12,217
09/18/2024	UBS AG	EUR	1,645,000	USD	1,786,021	1,811
Subtotal—Appreciation						17,241,104
Currency Risk
09/18/2024	Barclays Bank PLC	JPY	4,858,936,419	USD	31,365,410	(1,295,705)
09/18/2024	Citibank, N.A.	USD	125,908	AUD	190,000	(1,509)
09/23/2024	Citibank, N.A.	CLP	806,058,000	USD	852,944	(2,547)
08/02/2024	Deutsche Bank AG	BRL	31,539,350	USD	5,570,257	(5,859)
08/02/2024	Deutsche Bank AG	USD	5,824,603	BRL	31,539,350	(248,486)
09/18/2024	Deutsche Bank AG	PEN	119,727,000	USD	31,656,641	(366,747)
09/18/2024	Deutsche Bank AG	USD	781,136	EUR	720,000	(205)
09/18/2024	Deutsche Bank AG	USD	7,800,000	HUF	2,814,526,338	(80,823)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/18/2024	Deutsche Bank AG	USD	1,592,103	INR	133,470,000	$(228)
04/03/2025	Deutsche Bank AG	CNY	135,021,317	USD	18,965,000	(129,666)
04/03/2025	Deutsche Bank AG	USD	18,965,000	INR	1,604,053,252	(12,169)
08/02/2024	Goldman Sachs International	BRL	507,764,000	USD	89,677,681	(94,337)
08/02/2024	Goldman Sachs International	USD	89,965,910	BRL	507,764,000	(193,892)
09/03/2024	Goldman Sachs International	USD	8,555,589	BRL	48,439,350	(18,592)
09/18/2024	Goldman Sachs International	USD	7,740,565	COP	30,945,000,000	(151,867)
09/18/2024	Goldman Sachs International	USD	11,566,057	MXN	216,714,364	(18,475)
11/08/2024	Goldman Sachs International	USD	7,245,000	JPY	1,047,627,000	(151,753)
12/06/2024	Goldman Sachs International	USD	17,620,500	BRL	100,939,034	(18,522)
02/21/2025	Goldman Sachs International	CNY	282,547,147	USD	39,815,000	(71,554)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(420,215)
09/18/2024	HSBC Bank USA	JPY	287,096,000	USD	1,851,796	(78,024)
09/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	96,720,740	USD	104,589,843	(315,975)
09/18/2024	J.P. Morgan Chase Bank, N.A.	GBP	81,462,900	USD	103,875,047	(893,734)
09/18/2024	J.P. Morgan Chase Bank, N.A.	IDR	261,179,830,000	USD	15,981,633	(76,422)
09/18/2024	J.P. Morgan Chase Bank, N.A.	PLN	797,639	USD	196,796	(4,332)
09/18/2024	J.P. Morgan Chase Bank, N.A.	THB	16,907,203	USD	462,450	(13,648)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	15,595,000	CZK	362,219,607	(150,453)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	7,930,336	NOK	84,742,000	(154,725)
09/19/2024	J.P. Morgan Chase Bank, N.A.	CNY	52,980,000	USD	7,339,202	(100,301)
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	5,817,577	KRW	7,910,682,548	(32,402)
09/18/2024	Merrill Lynch International	USD	5,681,590	ZAR	103,300,000	(30,339)
10/09/2024	Merrill Lynch International	USD	5,547,600	MXN	97,526,808	(367,907)
08/02/2024	Morgan Stanley and Co. International PLC	BRL	16,900,000	USD	2,984,758	(3,140)
08/02/2024	Morgan Stanley and Co. International PLC	COP	12,184,020,000	USD	3,000,739	(6,915)
08/02/2024	Morgan Stanley and Co. International PLC	USD	3,115,207	BRL	16,900,000	(127,309)
09/18/2024	Morgan Stanley and Co. International PLC	COP	12,184,020,000	USD	2,976,467	(11,442)
09/18/2024	Morgan Stanley and Co. International PLC	EUR	9,305,000	USD	10,042,259	(50,186)
09/18/2024	Morgan Stanley and Co. International PLC	IDR	347,592,000,000	USD	21,000,000	(370,913)
09/18/2024	Morgan Stanley and Co. International PLC	USD	106,558	CZK	2,420,998	(3,330)
09/18/2024	Morgan Stanley and Co. International PLC	ZAR	824,053,000	USD	43,929,402	(1,152,213)
09/19/2024	Morgan Stanley and Co. International PLC	KRW	29,733,681,000	USD	21,602,500	(142,088)
09/23/2024	Morgan Stanley and Co. International PLC	USD	47,812,177	CLP	44,191,360,618	(910,695)
04/02/2025	Morgan Stanley and Co. International PLC	MXN	436,783,106	USD	22,200,750	(378,317)
09/18/2024	Royal Bank of Canada	USD	1,417,769	CAD	1,946,405	(6,041)
09/18/2024	Royal Bank of Canada	USD	13,443,167	MXN	242,960,000	(497,093)
09/18/2024	Royal Bank of Canada	USD	2,124,612	NZD	3,470,000	(59,319)
09/18/2024	Standard Chartered Bank PLC	USD	36,448	CZK	839,002	(674)
10/29/2024	Standard Chartered Bank PLC	ZAR	306,554,625	USD	16,575,000	(141,900)
09/18/2024	UBS AG	EUR	1,225,000	USD	1,320,736	(7,931)
09/18/2024	UBS AG	JPY	501,095,000	USD	3,186,579	(181,714)
09/18/2024	UBS AG	USD	13,876,244	TRY	482,477,000	(54,060)
Subtotal—Depreciation						(9,606,693)
Total Forward Foreign Currency Contracts						$7,634,411

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Buy	(5.00)%	Quarterly	06/20/2029	3.314%	USD	101,130,000	$(6,937,016)	$(6,878,862)	$58,154
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.542	EUR	5,170,000	70,417	106,175	35,758
Subtotal - Appreciation								(6,866,599)	(6,772,687)	93,912
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.121	USD	3,500,000	131,589	10,066	(121,523)
Markit iTraxx Europe Crossover Index, Series 41, Version 1	Buy	(5.00)	Quarterly	06/20/2029	2.945	EUR	110,720,000	(9,844,849)	(10,184,671)	(339,822)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.561	EUR	5,170,000	(49,486)	(100,490)	(51,004)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.951	USD	3,450,000	168,653	140,981	(27,672)
Subtotal - Depreciation								(9,594,093)	(10,134,114)	(540,021)
Total Centrally Cleared Credit Default Swap Agreements								$(16,460,692)	$(16,906,801)	$(446,109)

(a)	Centrally cleared swap agreements collateralized by $20,819,164 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.62%	Annually	01/15/2029	EUR	33,396,000	$—	$26,397	$26,397
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	1,165,500,000	—	57,437	57,437
Pay	6 Month BBSW	Semi-Annually	4.54	Semi-Annually	08/01/2034	AUD	67,715,000	—	74,605	74,605
Pay	SONIA	Annually	3.89	Annually	07/12/2054	GBP	52,125,000	—	115,057	115,057
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	124,535	124,535
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	815,500,000	—	139,258	139,258
Pay	SONIA	Annually	3.99	Annually	05/03/2054	GBP	14,917,800	—	155,638	155,638
Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	4,139,995,537	—	198,317	198,317
Pay	28 Day MXN TIIE	28 days	10.85	28 days	06/11/2026	MXN	326,002,429	—	211,529	211,529
Pay	6 Month EURIBOR	Semi-Annually	2.70	Annually	05/09/2034	EUR	21,942,000	—	236,622	236,622
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	35,000,000,000	—	254,264	254,264
Pay	28 Day MXN TIIE	28 days	10.88	28 days	06/11/2026	MXN	391,202,571	—	264,628	264,628
Pay	6 Month BBSW	Semi-Annually	4.39	Semi-Annually	06/07/2034	AUD	28,260,968	—	284,825	284,825
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/12/2029	MXN	572,700,000	—	330,329	330,329
Pay	6 Month BBSW	Semi-Annually	4.42	Semi-Annually	06/07/2034	AUD	28,964,388	—	344,757	344,757
Pay	28 Day MXN TIIE	28 days	9.71	28 days	04/23/2029	MXN	605,000,000	—	436,229	436,229
Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	210,000,000	(151,794)	311,180	462,974
Pay	SOFR	Annually	3.91	Annually	07/10/2034	USD	25,342,500	—	474,410	474,410
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	SOFR	Annually	3.85%	Annually	04/08/2028	USD	57,175,000	$(6,664)	$474,375	$481,039
Pay	6 Month EURIBOR	Semi-Annually	2.71	Annually	07/24/2034	EUR	46,965,000	—	543,836	543,836
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	80,500,000	—	581,869	581,869
Receive	BZDIOVRA	At Maturity	(11.23)	At Maturity	01/02/2029	BRL	162,287,206	—	701,380	701,380
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	06/04/2029	EUR	38,000,000	(6,143)	792,645	798,788
Pay	SOFR	Annually	4.38	Annually	03/19/2027	USD	74,200,000	—	988,691	988,691
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	07/04/2029	EUR	48,000,000	—	1,003,227	1,003,227
Pay	6 Month BBSW	Semi-Annually	4.70	Semi-Annually	05/02/2034	AUD	39,330,000	—	1,038,194	1,038,194
Pay	SOFR	Annually	3.82	Annually	06/12/2028	USD	165,855,000	(7,388)	1,324,767	1,332,155
Pay	28 Day MXN TIIE	28 days	10.36	28 days	09/16/2026	MXN	3,315,000,000	—	1,377,043	1,377,043
Subtotal — Appreciation								(171,989)	12,866,044	13,038,033
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	278,524,077	—	(2,179,616)	(2,179,616)
Receive	CORRA	Semi-Annually	(3.51)	Semi-Annually	03/26/2034	CAD	83,135,000	—	(1,931,505)	(1,931,505)
Receive	28 Day MXN TIIE	28 days	(9.69)	28 days	09/06/2034	MXN	902,070,000	—	(1,556,928)	(1,556,928)
Receive	3 Month BBSW	Quarterly	(4.33)	Quarterly	06/28/2027	AUD	111,276,000	—	(1,023,190)	(1,023,190)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	203,000,000	—	(998,627)	(998,627)
Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	714,755,000	—	(746,145)	(746,145)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	—	(634,562)	(634,562)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	65,047,685	—	(576,658)	(576,658)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.52)	Semi-Annually	03/19/2027	INR	6,557,200,000	—	(460,507)	(460,507)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	98,700,000	—	(448,227)	(448,227)
Receive	28 Day MXN TIIE	28 days	(9.55)	28 days	04/17/2034	MXN	363,000,000	—	(396,842)	(396,842)
Receive	6 Month BBSW	Semi-Annually	(4.18)	Semi-Annually	09/02/2029	AUD	62,050,000	—	(375,861)	(375,861)
Receive	SOFR	Annually	(3.76)	Annually	07/25/2034	USD	77,690,000	—	(371,329)	(371,329)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	25,900,000,000	—	(350,428)	(350,428)
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	08/02/2044	SGD	41,435,000	—	(312,488)	(312,488)
Pay	28 Day MXN TIIE	28 days	8.87	28 days	03/14/2029	MXN	290,500,000	—	(298,829)	(298,829)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	—	(294,664)	(294,664)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	6,650,000,000	—	(248,894)	(248,894)
Receive	SOFR	Annually	(3.36)	Annually	07/12/2054	USD	63,705,000	—	(225,514)	(225,514)
Receive	SOFR	Annually	(3.74)	Annually	07/26/2034	USD	49,030,000	11,480	(194,903)	(206,383)
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/06/2027	MXN	1,040,000,000	—	(169,246)	(169,246)
Receive	28 Day MXN TIIE	28 days	(9.36)	28 days	09/06/2034	MXN	295,900,000	—	(161,915)	(161,915)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	(135,712)	(135,712)
Receive	SOFR	Annually	(3.73)	Annually	07/25/2034	USD	22,790,000	10,359	(89,893)	(100,252)
Receive	SOFR	Annually	(3.73)	Annually	07/25/2034	USD	22,925,000	—	(90,425)	(90,425)
Pay	BZDIOVRA	At Maturity	11.57	At Maturity	01/04/2027	BRL	158,697,587	—	(89,203)	(89,203)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	9,450,000,000	—	(59,984)	(59,984)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	SOFR	Annually	(3.75)%	Annually	07/26/2034	USD	12,640,000	$—	$(58,020)	$(58,020)
Pay	28 Day MXN TIIE	28 days	9.24	28 days	09/12/2029	MXN	125,350,000	—	(5,660)	(5,660)
Subtotal — Depreciation								21,839	(14,485,775)	(14,507,614)
Total Centrally Cleared Interest Rate Swap Agreements								$(150,150)	$(1,619,731)	$(1,469,581)

(a)	Centrally cleared swap agreements collateralized by $20,819,164 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.297%	EUR	3,750,000	$5,720	$12,542	$6,822
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.381	EUR	7,100,000	111,620	138,032	26,412
J.P. Morgan Chase Bank, N.A.	Markit CDX North America Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	2.235	USD	7,000,000	(197,952)	(33,289)	164,663
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	5.770	EUR	17,250,000	(711,728)	(554,527)	157,201
Subtotal—Appreciation									(792,340)	(437,242)	355,098
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.297	EUR	3,750,000	3,716	(11,114)	(14,830)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.122	USD	14,829,808	(1,453,263)	(1,632,303)	(179,040)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.261	USD	20,987,885	(2,616,913)	(3,082,672)	(465,759)
Subtotal—Depreciation									(4,066,460)	(4,726,089)	(659,629)
Total Open Over-The-Counter Credit Default Swap Agreements									$(4,858,800)	$(5,163,331)	$(304,531)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	210,000,000	$—	$(311,180)	$(311,180)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,084,747.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$796,144,237	$—	$796,144,237
U.S. Dollar Denominated Bonds & Notes	—	562,371,943	—	562,371,943
Non-U.S. Dollar Denominated Bonds & Notes	—	434,738,569	—	434,738,569
Asset-Backed Securities	—	100,277,447	9,251,059	109,528,506
U.S. Treasury Securities	—	69,252,648	—	69,252,648
Agency Credit Risk Transfer Notes	—	64,136,838	—	64,136,838
Common Stocks & Other Equity Interests	23,349,940	595,587	14,445	23,959,972
Variable Rate Senior Loan Interests	—	8,476,053	1,184,375	9,660,428
Preferred Stocks	—	38,025	—	38,025
Money Market Funds	109,540,886	66,313,144	—	175,854,030
Options Purchased	—	28,250,733	—	28,250,733
Total Investments in Securities	132,890,826	2,130,595,224	10,449,879	2,273,935,929
Other Investments - Assets*
Investments Matured	—	0	0	0
Futures Contracts	2,236,533	—	—	2,236,533
Forward Foreign Currency Contracts	—	17,241,104	—	17,241,104
Swap Agreements	—	13,487,043	—	13,487,043
	2,236,533	30,728,147	0	32,964,680
Other Investments - Liabilities*
Futures Contracts	(907,875)	—	—	(907,875)
Forward Foreign Currency Contracts	—	(9,606,693)	—	(9,606,693)
Options Written	—	(52,561,327)	—	(52,561,327)
Swap Agreements	—	(16,018,444)	—	(16,018,444)
	(907,875)	(78,186,464)	—	(79,094,339)
Total Other Investments	1,328,658	(47,458,317)	0	(46,129,659)
Total Investments	$134,219,484	$2,083,136,907	$10,449,879	$2,227,806,270

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Global Strategic Income Fund